GS Mortgage-Backed Securities Trust 2021-INV1 ABS-15G

Exhibit 99.3 - Schedule 4

Data Comparison
Run Date - XX/XX/XXXX
Recovco Loan ID	Loan #1	Loan #2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source	Tape Type
XXXXXXX	XXXXXXX	XXXXXXXX	Subject Property Type	2 Family	Single Family			The Appraisal reflects a Property Type of 2-Family.	Initial
XXXXXXX	XXXXXXX	XXXXXXXX	Subject Property Type	PUD	Single Family			The 1003 and title reflect this is a PUD.	Initial